Earnings/(loss) Per Share Attributable to Owners of the Company	12 Months Ended
Mar. 31, 2025
Earnings/(loss) Per Share Attributable to Owners of the Company [Abstract]
Earnings/(loss) per share attributable to owners of the Company

21. Earnings/(loss) per share attributable to owners of the Company

The basic earnings/(loss) per share is calculated as the earnings/(loss) for the year attributable to owners of the Company divided by the weighted average number of ordinary shares of the Company in issue during the year.

The diluted earnings/(loss) per share is calculated as the earnings/(loss) for the year attributable to owners of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of shares held under the share purchase warrants (2024: Nil).

For the years ended March 31, 2025 and 2024, the Company had 18,900,000 share purchase warrants outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted earnings/(loss) per share in the year presented, as their effects would have been anti-dilutive for the current year.